OTHER TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
Other Liabilities

	ASSETS
	2017	2016
Recoverable State VAT (ICMS) (i)	1,411,538	1,351,048
Taxes on revenue (PIS and COFINS)	244,853	275,717
Other	52,754	90,307

Total	1,709,145	1,717,072

Current	1,081,587	978,247
Non-current	627,558	738,825

	LIABILITIES
	2017	2016
State VAT (ICMS) (i)	610,847	681,167
ICMS Agreement No. 69/1998	22,595	25,766
Taxes on revenue (PIS and COFINS) (ii)	184,472	853,747
FUST/FUNTTEL/broadcasting fees	963,259	934,914
Other (iii)	530,153	392,121

Total	2,311,325	2,887,715

Current	1,443,662	1,814,335
Non-current	867,664	1,073,380

(i)

Recoverable ICMS arises mostly from prepaid taxes and credits claimed on purchases of property, plant and equipment, which can be offset against ICMS payable within 48 months, pursuant to Supplementary Law 102/2000. Further, pursuant to Rio de Janeiro State Laws 7298/2016 and 7019/2015, the Company and its subsidiaries joined the program under which State Government debts can be offset against ICMS tax payable by the Company and its subsidiaries, as provided for by Articles 170 and 170-A of the National Tax Code and Article 190 of the Rio de Janeiro State Tax Code.

(ii)	Refers basically to the Social Integration Program Tax on Revenue (PIS) and Social Security Funding Tax on Revenue (COFINS) on revenue, financial income, and other income.